Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Everi Holdings Inc.
Entity Central Index Key	0001318568
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Filer Category	Accelerated Filer